Partnership Distributions - Incentive Distribution Rights Table (details) (USD $)	1 Months Ended	3 Months Ended
	May 31, 2008	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.300	$ 0.520	[1]	$ 0.500	$ 0.480	$ 0.460	$ 0.440	$ 0.420	$ 0.405	$ 0.390	$ 0.380	$ 0.370	$ 0.350	$ 0.340
General Partner Member
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	2.00%
General Partner Member | First Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	2.00%
General Partner Member | Second Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	15.00%
General Partner Member | Third Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	25.00%
General Partner Member | Thereafter [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	50.00%
Unitholders
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	98.00%
Unitholders | First Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	98.00%
Unitholders | Second Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	85.00%
Unitholders | Third Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	75.00%
Unitholders | Thereafter [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	50.00%
Minimum [Member] | First Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.300
Minimum [Member] | Second Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.345
Minimum [Member] | Third Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.375
Maximum [Member] | First Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.345
Maximum [Member] | Second Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.375
Maximum [Member] | Third Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.450
Maximum [Member] | Thereafter [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.450

[1]	On January 21, 2013, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.52 per unit, or $65.7 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2013, to unitholders of record at the close of business on February 1, 2013.